OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments
Schedule of operating revenues, costs and expenses

Information by Segment as of and for The Year Ended December 31, 2022
Description	Energy				Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,661	1,195	7,918	20,919	3,697	36,390	(1,423)	(504)	34,463

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(331)	-	(6,880)	(11,938)	(2,736)	(21,885)	1,423	442	(20,020)

OPERATING COSTS AND EXPENSES (3)
Personnel	(162)	(135)	(12)	(913)	(130)	(1,352)	-	-	(1,352)
‘Employees and managers’ income sharing	(15)	(11)	(6)	(40)	(11)	(83)	-	-	(83)
Post-employment obligations	(66)	(42)	(10)	(421)	(87)	(626)	-	-	(626)
Materials, outsourced services and others expenses (revenues)	(395)	(96)	(14)	(1,785)	(203)	(2,481)	-	62	(2,419)
Depreciation and amortization	(328)	-	-	(738)	(109)	(1,182)	-	-	(1,182)
Operating provisions and impairment	(18)	(3)	(34)	(398)	(3)	(456)	-	-	(456)
Construction costs	-	(291)	-	(3,193)	(52)	(3,536)	-	-	(3,536)
Total operating costs	(984)	(578)	(76)	(7,488)	(595)	(9,716)	-	62	(9,655)

OPERATING COSTS AND EXPENSES	(1,315)	(578)	(6,956)	(19,426)	(3,331)	(31,601)	1,423	504	(29,675)

Equity in earnings of unconsolidated investees, net	(2)	3	-	-	844	845	-	-	845
Gains arising from the sale of non-current asset held for sale	-	-	-	-	52	52	-	-	52
Fair value of business combination	-	-	-	-	5	5	-	-	5

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,344	620	962	1,493	1,267	5,686	-	-	5,686
Finance net income (expenses)	(150)	(96)	34	(1,115)	(239)	(1,566)	-	-	(1,566)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,194	524	996	378	1,028	4,120	-	-	4,120
Income tax and social contribution tax	(307)	(174)	(314)	67	702	(26)	-	-	(26)
NET INCOME FOR THE YEAR	887	350	682	445	1,730	4,094	-	-	4,094
Equity holders of the parent	887	350	682	445	1,728	4,092	-	-	4,092
Non-controlling interests	-	-	-	-	2	2	-	-	2

Information by Segment as of and for The Year Ended December 31, 2021
Account/description	Energy				Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading	Distribution
NET REVENUE	2,921	1,094	6,430	22,345	2,858	35,648	(1,575)	(427)	33,646

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(795)	-	(5,735)	(14,853)	(2,011)	(23,394)	1,575	370	(21,449)

OPERATING COSTS AND EXPENSES (3)
Personnel	(149)	(115)	(20)	(847)	(109)	(1,240)	-	-	(1,240)
‘Employees and managers’ income sharing	(14)	(14)	(3)	(94)	(9)	(134)	-	-	(134)
Post-employment obligations	(5)	3	(1)	19	(32)	(16)	-	-	(16)
Materials, outsourced services and others expenses (revenues)	(209)	(94)	(14)	(1,524)	(165)	(2,006)	-	57	(1,949)
Depreciation and amortization	(254)	(3)	(1)	(683)	(108)	(1,049)	-	-	(1,049)
Operating provisions and impairment	(20)	(12)	(14)	(198)	(120)	(364)	-	-	(364)
Construction costs	-	(184)	-	(1,802)	(50)	(2,036)	-	-	(2,036)
Total operating costs	(651)	(419)	(53)	(5,129)	(593)	(6,845)	-	57	(6,788)

OPERATING COSTS AND EXPENSES	(1,446)	(419)	(5,788)	(19,982)	(2,604)	(30,239)	1,575	427	(28,237)

Periodic Tariff Revision, net	-	215	-	-	-	215	-	-	215
Renegotiation of hydrological risk (Law 14,052/20), net	1,032	-	-	-	-	1,032	-	-	1,032
Gains arising from the sale of non-current asset held for sale	-	-	-	-	109	109	-	-	109
Equity in earnings of unconsolidated investees, net	54	-	-	-	128	182	-	-	182
Fair value of business combination	-	4	-	-	-	4	-	-	4

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,561	894	642	2,363	491	6,951	-	-	6,951
Finance net income (expenses)	(758)	(395)	15	(7)	(1,107)	(2,252)	-	-	(2,252)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,803	499	657	2,356	(616)	4,699	-	-	4,699
Income tax and social contribution tax	(409)	(78)	(224)	(655)	420	(946)	-	-	(946)
NET INCOME FOR THE YEAR	1,394	421	433	1,701	(196)	3,753	-	-	3,753
Equity holders of the parent	1,394	421	433	1,701	(198)	3,751	-	-	3,751
Non-controlling interests	-	-	-	-	2	2	-	-	2

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

Information by Segment as of and for The Year Ended December 31, 2020
Account/description	Energy				Investees	Total	Inter segment transactions (1)	Reconciliation (2) (3)	Total
	Generation	Transmission	Trading (1)	Distribution
NET REVENUE	2,589	778	5,382	16,512	1,673	26,934	(1,324)	(382)	25,228

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(528)	-	(5,027)	(9,960)	(1,083)	(16,598)	1,324	332	(14,942)

OPERATING COSTS AND EXPENSES
Personnel	(170)	(102)	(16)	(886)	(102)	(1,276)	-	-	(1,276)
‘Employees and managers’ income sharing	(16)	(14)	(2)	(93)	(17)	(142)	-	-	(142)
Post-employment obligations	(42)	(38)	(6)	(297)	(55)	(438)	-	-	(438)
Materials, outsourced services and others expenses (revenues)	(178)	(65)	(11)	(1,327)	(110)	(1,691)	-	50	(1,641)
Depreciation and amortization	(205)	(5)	(1)	(668)	(110)	(989)	-	-	(989)
Operating provisions and impairment	(32)	7	(1)	(274)	(123)	(423)	-	-	(423)
Construction costs	-	(147)	-	(1,384)	(50)	(1,581)	-	-	(1,581)
Total operating costs	(643)	(364)	(37)	(4,929)	(567)	(6,540)	-	50	(6,490)

OPERATING COSTS AND EXPENSES	(1,171)	(364)	(5,064)	(14,889)	(1,650)	(23,138)	1,324	382	(21,432)

Periodic Tariff Revision, net	-	502	-	-	-	502	-	-	502
Fair value of business combination	-	51	-	-	-	51	-	-	51
Equity in earnings of unconsolidated investees, net	11	-	-	-	346	357	-	-	357

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,429	967	318	1,623	369	4,706	-	-	4,706
Finance expenses	(322)	(152)	21	22	(474)	(905)	-	-	(905)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,107	815	339	1,645	(105)	3,801	-	-	3,801
Income tax and social contribution tax	(308)	(222)	(81)	(430)	105	(936)	-	-	(936)
NET INCOME FOR THE YEAR	799	593	258	1,215	-	2,865	-	-	2,865
Equity holders of the parent	799	593	258	1,215	(1)	2,864	-	-	2,864
Non-controlling interests	-	-	-	-	1	1	-	-	1

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.